Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property and Equipment
Schedule of property and equipment

	Depreciable	As of
	Life	March 31,	December 31,
	(In Years)	2021	2020

		(In thousands)
Equipment leased to customers	2-5	$1,672,399	$1,719,778
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,989,431	1,969,107
Buildings and improvements	5-40	300,246	301,037
Land	-	13,186	13,186
Construction in progress	-	42,579	51,800
Total property and equipment		5,104,861	5,141,928
Accumulated depreciation		(3,610,842)	(3,577,224)
Property and equipment, net		$1,494,019	$1,564,704

	Depreciable	As of
	Life	December 31,	December 31,
	(In Years)	2020	2019

		(In thousands)
Equipment leased to customers	2-5	$1,719,778	$1,837,503
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,969,107	1,894,629
Buildings and improvements	5-40	301,037	289,421
Land	-	13,186	13,186
Construction in progress	-	51,800	70,081
Total property and equipment		5,141,928	5,191,840
Accumulated depreciation		(3,577,224)	(3,440,267)
Property and equipment, net		$1,564,704	$1,751,573

Schedule of depreciation and amortization expense

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Equipment leased to customers	$64,262	$79,682
Satellites	23,797	23,797
Buildings, furniture, fixtures, equipment and other	27,183	31,606
Total depreciation and amortization	$115,242	$135,085

	For the Years Ended December 31,
	2020	2019	2018

	(In thousands)
Equipment leased to customers	$290,006	$370,867	$437,342
Satellites	95,187	65,441	61,045
Buildings, furniture, fixtures, equipment and other	119,445	141,040	162,073
Total depreciation and amortization	$504,638	$577,348	$660,460

Schedule of pay-TV satellite fleet

6. Property and Equipment

Property and equipment consisted of the following:

	Depreciable	As of
	Life	March 31,	December 31,
	(In Years)	2021	2020

		(In thousands)
Equipment leased to customers	2-5	$1,672,399	$1,719,778
EchoStar XV	15	277,658	277,658
EchoStar XVIII	15	411,255	411,255
Satellites acquired under finance lease agreements	15	398,107	398,107
Furniture, fixtures, equipment and other	2-20	1,989,431	1,969,107
Buildings and improvements	5-40	300,246	301,037
Land	-	13,186	13,186
Construction in progress	-	42,579	51,800
Total property and equipment		5,104,861	5,141,928
Accumulated depreciation		(3,610,842)	(3,577,224)
Property and equipment, net		$1,494,019	$1,564,704

Depreciation and amortization expense consisted of the following:

	For the Three Months Ended
	March 31,
	2021	2020

	(In thousands)
Equipment leased to customers	$64,262	$79,682
Satellites	23,797	23,797
Buildings, furniture, fixtures, equipment and other	27,183	31,606
Total depreciation and amortization	$115,242	$135,085

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

Pay-TV Satellites.  We currently utilize 11 satellites in geostationary orbit approximately 22,300 miles above the equator, two of which we own and depreciate over their estimated useful life.  We currently utilize certain capacity on six satellites that we lease from DISH Network, one satellite that we lease from EchoStar, and two satellites that we lease from third parties.  All leased satellites are accounted for as operating leases except Nimiq 5 and Anik F3, which are accounted for as financing leases and are depreciated over their economic life.

As of March 31, 2021, our pay-TV satellite fleet consisted of the following:

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2):
EchoStar X	February 2006	110	February 2022
EchoStar XI	July 2008	110	September 2021
EchoStar XIV	March 2010	119	February 2023
EchoStar XVI	November 2012	61.5	January 2023
Nimiq 5	September 2009	72.7	September 2021
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2022
(1)	See Note 13 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 13 for further information on our Related Party Transactions with DISH Network.

		Degree
	Launch	Orbital	Lease
Satellites	Date	Location	Termination Date
Owned:
EchoStar XV	July 2010	61.5	N/A
EchoStar XVIII	June 2016	61.5	N/A

Leased from EchoStar (1):
EchoStar IX	August 2003	121	Month to month

Leased from DISH Network (2)(3):
EchoStar X	February 2006	110	February 2022
EchoStar XI	July 2008	110	September 2021
EchoStar XIV	March 2010	119	February 2023
EchoStar XVI	November 2012	61.5	January 2023
Nimiq 5 (4)	September 2009	72.7	September 2021
QuetzSat-1	September 2011	77	November 2021

Leased from Other Third Party:
Anik F3	April 2007	118.7	April 2022
Ciel II	December 2008	129	January 2022
(1)	See Note 17 for further information on our Related Party Transactions with EchoStar.
(2)	See Note 17 for further information on our Related Party Transactions with DISH Network.
(3)	On May 19, 2019, DISH Network entered into the Master Transaction Agreement with EchoStar. Upon the closing of the Master Transaction Agreement on September 10, 2019, these satellites and satellite service agreements leased from EchoStar were transferred to DISH Network. See Note 20 “Related Party Transactions” in the Notes to DISH Network’s Annual Report on Form 10-K for the year ended December 31, 2020 for further information on the Master Transaction Agreement.
(4)	The Nimiq 5 satellite, for which we have the option to renew on a year-to-year basis through September 2024 (when DISH Network’s lease term expires) was previously classified as an operating lease. As a result of the Master Transaction Agreement and expiration of the initial lease term in 2019, we now include our options to renew the lease through September 2024 in the lease term as we are reasonably certain to exercise those options. Accordingly, Nimiq 5 is accounted for as a finance lease.